Debt, Description of short-term debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Description of short-term debt [Line Items]
Weighted average interest rate, short-term debt (in hundredths)	3.70%	0.90%
U.S. Receivables Facility [Member]
Description of short-term debt [Line Items]
Maximum borrowing capacity	$ 900
Expiration date	June 2024
Additional borrowing capacity, uncommitted loans	$ 300
Credit facility description of interest rate	We pay variable interest rates on our secured borrowings. Additional fees are incurred for the average daily unused commitments
Maximum allowed letters of credit	$ 200
Outstanding borrowings	0
Outstanding letters of credit	0
Unused availability	794
Commercial paper program [Member]
Description of short-term debt [Line Items]
Maximum borrowing capacity	2,500
Outstanding borrowings	$ 200
Description of interest rate	Interest rates on the commercial paper outstanding at December 31, 2022 are based on the terms of the notes and range from 4.3% to 5.0%
Senior Revolving Credit Facility, $3,250 million [Member]
Description of short-term debt [Line Items]
Maximum borrowing capacity	$ 3,250
Expiration date	November 2026
Additional borrowing capacity, uncommitted loans	$ 1,000
Credit facility description of interest rate	Borrowings under the facility bear interest at either a base rate, LIBOR rate or EURIBOR rate, plus an applicable margin. Additional fees are incurred for the average daily unused commitments
Maximum allowed letters of credit	$ 200
Outstanding borrowings	0
Outstanding letters of credit	0
Unused availability	$ 3,050